PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2019
PROPERTY, PLANT AND EQUIPMENT, NET
Schedule of property, plant and equipment. net

	At December 31,
	2018	2019
Land	$282,000	$282,000
Plant and machinery	789,931	776,752
Motor vehicles	183,664	181,387
Office equipment	102,326	136,857
Power stations	194,931,540	159,257,486

Less: Accumulated depreciation	(16,215,671)	(17,333,097)
	180,073,790	143,301,385
Construction in progress	10,713,472	—
Property, plant and equipment, net	$190,787,262	$143,301,385